Net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Disclosure of detailed information of earnings per share [Table Text Block]
	2022	2021
	$	$

Net earnings from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders	85,285	76,627

Net loss attributable to Osisko Gold Royalties Ltd's shareholders	(118,754)	(23,554)

Basic weighted average number of common shares outstanding (in thousands)	180,398	167,628
Dilutive effect of share options	255	-
Dilutive effect of warrants and convertible debentures	-	-
Diluted weighted average number of common shares	180,653	167,628

Net earnings per share from continuing operations
Basic and diluted	0.47	0.46

Net loss per share
Basic and diluted	(0.66)	(0.14)